CONVERTIBLE PREFERRED SHARES (Tables)	12 Months Ended
Dec. 31, 2023
ConnectM Before Business Combination
Schedule of convertible preferred shares

	Shares	Shares Issued
	Authorized	and Outstanding	Issuance Price	Carrying Value
Series Seed	644,030	644,030	$3.42	$2,200,000
Series Seed-1	91,120	91,120	3.21	292,625
Series A-1	743,068	743,068	4.30	3,195,192
Series B-1	649,843	649,843	6.13	3,983,538
Series B-2	389,105	299,730	7.71	2,310,929
Total	2,517,166	2,427,791		$11,982,284